THE PRUDENTIAL SERIES FUND

SP Prudential U.S. Emerging Growth Portfolio

Supplement dated July 10, 2018 to the

Currently Effective Summary Prospectus, Prospectus and

Statement of Additional Information (SAI)

This supplement should be read in conjunction with the currently effective Summary Prospectus, Prospectus and SAI for the The Prudential Series Fund (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Effective July 11, 2018, Benjamin F. Bryan, CFA, will join John P. Mullman, CFA and Sheetal M. Prasad, CFA, as a portfolio manager for the SP Prudential U.S. Emerging Growth Portfolio.

To reflect these changes, the Prospectus and the Summary Prospectus are hereby revised as follows:

I.	The table in the section of the Prospectus entitled “Summary: SP Prudential U.S. Emerging Growth Portfolio - Management of the Portfolio” and the section of the Summary Prospectus entitled “Management of the Portfolio” are hereby revised by adding the following information with respect to Mr. Bryan:

Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	Jennison Associates LLC	Benjamin F. Bryan, CFA	Managing Director	July 2018

II.	The following hereby replaces the first paragraph in the section of the Prospectus entitled “HOW THE TRUST IS MANAGED – Portfolio Managers”:

Benjamin F. Bryan, CFA, John P. Mullman, CFA and Sheetal M. Prasad, CFA, are the portfolio managers of the Portfolio.

Benjamin F. Bryan, CFA, is a Managing Director, mid-cap growth portfolio manager and an equity research analyst. He joined Jennison Associates in August 2000 when Prudential's (now PGIM) public equity asset management capabilities transferred to Jennison. Mr. Bryan was a broker in the retail division of Waterhouse Securities before joining Prudential as a trader for the Prudential individually managed accounts group in 1997. He moved to Prudential's US emerging growth equity team in November 1999. Mr. Bryan earned a BS from the State University of New York College at Oswego and is a member of The New York Society of Security Analysts Inc.

III.	The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS” is hereby revised by adding the following information with respect to the Portfolio:

Subadvisers	Portfolio Managers	Registered Investment Companies*	Other Pooled Investment Vehicles*	Other Accounts*	Ownership of Portfolio Securities*
Jennison	Benjamin F. Bryan, CFA	0/$0	0/$0	0/$0	None

* Information is as of June 29, 2018

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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